CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Loss	$ (8,920)	$ (15,707)	$ (22,703)	$ (14,405)
Loss from discontinued operations	6,513	2,328	4,892	(23,783)
Loss from continuing operations	(2,407)	(13,379)	(17,811)	(38,188)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	4,176	5,384	7,345	7,393
Warrants (cancelled) issued for services			(320)	408
Stock-based compensation expense	890	677	942	1,155
Reclass of restricted stock			(75)	0
Rent revenue in excess of cash received			162	209
Rent revenue in excess of cash received	721	(39)	(1,211)	(21)
Amortization of deferred financing costs	614	949	1,149	2,122
Amortization of debt discounts and premiums	11	11	14	(9)
Loss on debt extinguishment	0	680	680	1,803
Deferred tax expense			102	98
Loss on disposal of assets			0	7
Provision for bad debts	0	203	2,132	0
Increase (Decrease) in Other Noncurrent Liabilities	630	905
Increase (Decrease) in Billing in Excess of Cost of Earnings	(1,941)	(989)
Changes in certain assets and liabilities, net of acquisitions:
Accounts receivable	(657)	(383)	(2,220)	369
Prepaid expenses and other	929	(1,941)	(2,029)	(653)
Other assets	39	(2,250)	(127)	(554)
Accounts payable and other liabilities	(199)	(2,328)	(460)	1,946
Net cash used in operating activities—continuing operations	2,806	(12,500)	(11,727)	(23,915)
Net cash (used in) provided by operating activities—discontinued operations	(3,470)	(1,631)	(6,079)	17,780
Net cash used in operating activities	(664)	(14,131)	(17,806)	(6,135)
Cash flow from investing activities:
Change in restricted cash and investments	3,625	(3,440)	(3,950)	5,744
Purchase of property and equipment	(704)	(1,328)	(1,799)	(4,139)
Proceeds from Collection of Notes Receivable	1,546	0
Earnest Deposit	1,750	0
Net cash (used in) provided by investing activities—continuing operations	6,217	(4,768)	(5,749)	1,605
Net cash provided by (used in) investing activities—discontinued operations	0	5,678	15,594	(1,489)
Net cash provided by investing activities	6,217	910	9,845	116
Cash flows from financing activities:
Proceeds from debt	3,940	22,757	22,757	25,716
Proceeds from convertible debt	0	2,049	2,049	6,055
Repayment on notes payable	(10,496)	(24,410)	(25,652)	(24,905)
Repayment on bonds payable	(85)	(35)	0	(2,994)
Repayment on convertible debt	0	(6,849)	(6,849)	(4,094)
Proceeds from lines of credit	0	27,468	28,310	69,874
Repayment on lines of credit	0	(33,261)	(34,944)	(71,590)
Debt issuance costs	(116)	(874)	(598)	(1,044)
Exercise of options and warrants	0	1,471	1,791	3,257
Proceeds from preferred stock issuances	6,790	29,727	34,323	0
Other	(312)	0	0	(50)
Dividends on common stock	0	(2,083)	(3,276)	0
Dividends paid on preferred stock	(5,457)	(3,582)	(5,208)	(2,584)
Net cash provided by (used in) financing activities—continuing operations	(5,736)	12,378	12,703	(2,359)
Net cash used in financing activities—discontinued operations	(1,080)	(5,617)	(12,757)	(261)
Net cash provided by (used in) financing activities	(6,816)	6,761	(54)	(2,620)
Net change in cash	(1,263)	(6,460)	(8,015)	(8,639)
Cash, Beginning	2,720	10,735	10,735	19,374
Cash, Ending	1,457	4,275	2,720	10,735
Cash paid during the year for:
Interest	4,846	6,402	8,367	9,859
Income taxes	3	20	8	33
Supplemental Disclosure of Non-Cash Activities:
Payments for 2015 Notes received from 2014 Note holders			5,651	0
2011 Notes surrendered and cancelled in payment for 2014 Notes			0	445
Land received in settlement of note receivable			0	640
Conversion of debt to equity			0	6,930
Warrants issued in conjunction with convertible debt offering			0	87
Notes issued in conjunction with financing of exit fees	0	680	680	0
Non-cash discounts to financed insurance			$ 721	$ 14
Cancellation of insurance premium financing	0	250
Notes Reduction	0	5,651
Dividends, Common Stock, Stock	$ 0	$ 1,193